FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

May 30, 2014

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (the "Trust" or "Registrant") File Nos. 002-67052/811-03023 Post-Effective Amendment ("PEA") No. 445

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is PEA No. 445 to the Registrant's currently effective Registration Statement on Form N-1A relating to Absolute Opportunities Fund and Absolute Strategies Fund (together, the "Funds"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) update the expense cap of the Absolute Opportunities Fund; (2) add LakeWater Capital LLC as a subadviser to Absolute Opportunities Fund; (3) add LakeWater Capital LLC and Sabal Capital Management, LLC as subadvisers to Absolute Strategies Fund; (4) remove Green Eagle Capital LLC and Kingstown Capital Management, LP as subadvisers to Absolute Opportunities Fund; (5) remove AJO, LP as a subadviser to Absolute Strategies Fund; and (6) make other non-material changes to the Funds' prospectuses and statements of additional information.

The Registrant has elected that this filing be automatically effective on July 29, 2014, pursuant to Rule 485(a)(1) under the 1933 Act. If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary Tackett

Zachary Tackett
Secretary to the Registrant

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